UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2010

Date of reporting period:	DECEMBER 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

December 31, 2010
Special Situations Fund III, L.P.	Annual Report - Liquidation Basis

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

                  INDEX TO THE ANNUAL REPORT – LIQUIDATION BASIS

DECEMBER 31, 2010
_________________________________________________________________________________

PAGE

Report of Independent Registered Public Accounting Firm                                                                                       1

Statement of Financial Condition – Liquidation Basis                                                                                                 2

Portfolio of Investments – Liquidation Basis                                                                                                               3

Statement of Operations – Liquidation Basis                                                                                                               5

Statements of Changes in Partners’ Capital – Liquidation Basis                                                                               6

Statement of Cash Flows – Liquidation Basis                                                                                                               7

Notes to the Financial Statements – Liquidation Basis                                                                                               8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners
Special Situations Fund III, L.P.

We have audited the accompanying statement of financial condition – liquidation basis of Special Situations Fund III, L.P. (the “Fund”), including the portfolio of investments – liquidation basis, as of December 31, 2010, the related statements of operations – liquidation basis and cash flows – liquidation basis for the year then ended and changes in partners' capital – liquidation basis for each of the two years in the period then ended, and the financial highlights (Note 10) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned at December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the partners of the Fund voted in favor of liquidation on June 10, 2008 and the Fund commenced liquidation shortly thereafter.  As a result, the Fund has changed its basis of accounting from the going-concern basis to a liquidation basis.

In our opinion, the financial statements and financial highlights (Note 10) referred to above, present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. as of December 31, 2010, and the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

New York, N. Y.
February 25, 2011

WeiserMazars LLP
135 West 50th Street - New York, New York - 10020
Tel: 212.812.7000 - Fax:212.375.6888 - www.weisermazars.com

WEISERMAZARS LLP IS AN INDEPENDENT MEMBER FIRM OF MAZARS GROUP
1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION - LIQUIDATION BASIS

DECEMBER 31, 2010

ASSETS

Investments, at fair value (cost $261,928)	$472,689
Cash and cash equivalents	491,731
Other receivables	222,413

Total Assets	$1,186,833

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Accrued Independent General Partners' fees	$20,000
Accrued professional fees	45,750
Administrator's fee payable	1,768

Total Liabilities	67,518

Partners' Capital

Limited Partners	954,388
Corporate General Partner	151,521
Individual General Partners	13,406

Total Partners' Capital	1,119,315

Total Liabilities and Partners' Capital	$1,186,833

See the accompanying Notes to the Financial Statements.

2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

DECEMBER 31, 2010

Fair
Shares	Common Stocks	Value

	Electronic - Display 15.68%
92,820	E Ink Holdings Incorporated (Taiwan) (Restricted - 3/3/11)	$175,543

	Total Common Stocks 15.68% (cost $0)	175,543

		Fair
Shares	Preferred Stocks	Value

	Data Security 16.74%
100,739	Verdasys, Inc. Series B convertible (Illiquid)1	$187,375

	Total Preferred Stocks 16.74% (cost $201,478)	187,375

Principal		Fair
Amount	Corporate Debt	Value

	Data Security 9.81%
$ 60,450	Verdasys, Inc. Term Loan 13.50% due 10/30/12 (Illiquid)1	$109,771

	Total Corporate Debt 9.81% (cost $60,450)	109,771

	TOTAL INVESTMENTS 42.23% (cost $261,928)	$472,689

	All percentages are relative to Partners' Capital.

	The above securities are non-income producing, except Verdasys, Inc. Corporate Debt.

1	A member of the General Partner serves on the board of this company.

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

DECEMBER 31, 2010

% of
Partners'
Industry Concentration	Total	Capital

Data Security		$297,146	26.55%
Electronic - Display		175,543	15.68%

TOTAL PORTFOLIO		$472,689	42.23%

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS - LIQUIDATION BASIS

FOR THE YEAR ENDED DECEMBER 31, 2010

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	$1,518,809
Net change in unrealized appreciation	157,570
Net Realized and Unrealized Gain on Investments		$1,676,379

INVESTMENT INCOME (LOSS)
Investment Income
Interest	2,743
Other	1,722
Total Investment Income	4,465

Operating Expenses
Administrator's fee	9,774
Professional fees	67,130
Independent General Partners' fees	20,000
Custody fee and other	1,848
Total Operating Expenses	98,752

Net Investment Loss		(94,287)

NET INCOME		$1,582,092

See the accompanying Notes to the Financial Statements.

5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - LIQUIDATION BASIS

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2009:

BALANCE,
DECEMBER 31, 2008		$3,380,254	$536,673	$47,473	$3,964,400

Allocation of net income		403,152	64,010	5,661	472,823

Liquidating distribution		(2,302,169)	(365,499)	(32,332)	(2,700,000)

BALANCE,
DECEMBER 31, 2009	$25,000	1,481,237	235,184	20,802	1,737,223

SIX MONTHS ENDED
JUNE 30, 2010:

Liquidating distribution		(1,108,436)	(175,997)	(15,567)	(1,300,000)

Allocation of net income	$72,303	1,078,180	171,175	15,140	1,264,495

BALANCE,
JUNE 30, 2010	$25,000	1,450,981	230,362	20,375	1,701,718

SIX MONTHS ENDED
DECEMBER 31, 2010:

Allocation of net income	$4,666	270,801	42,993	3,803	317,597

Liquidating distribution		(767,394)	(121,834)	(10,772)	(900,000)

BALANCE,
DECEMBER 31, 2010	$25,000	$954,388	$151,521	$13,406	$1,119,315

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

		6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF CASH FLOWS - LIQUIDATION BASIS

FOR THE YEAR ENDED DECEMBER 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,582,092
Adjustments to reconcile net income to net cash
provided by operating activities:
Cost of securities purchased	(60,450)
Proceeds from securities sold	1,518,809
Net realized gain on investments	(1,518,809)
Net change in unrealized appreciation	(157,570)

(Increase) decrease in:
Other receivables	(222,413)

Increase (decrease) in:
Administrators fee payable	(1,412)
Accrued professional fees	(10,213)
Accrued expenses	(439)
Net Cash Provided by Operating Activities	1,129,595

CASH FLOWS FROM FINANCING ACTIVITIES
Liquidating distributions	(2,200,000)
Net Cash Used by Financing Activities	(2,200,000)

NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,070,405)

CASH AND CASH EQUIVALENTS
Beginning of year	1,562,136

End of year	$491,731

Noncash operating activities consist of the receipt of 755,768 shares of E Ink Holdings Incorporated. The shares were granted at no cost in March 2010 in conjunction with the acquisition of a private company owned by the Fund in 2009.

See the accompanying Notes to the Financial Statements.

7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 1 -                  GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).  See Liquidation and Dissolution section below.

The Agreement provides for not less than three “Individual General Partners” (“IGPs”) and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.

The Fund sought long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Liquidation and Dissolution:

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 1 -                  GENERAL (CONTINUED):

Liquidation and Dissolution (Continued):

Other considerations included the possibility that sales of the Fund’s securities as part of the liquidation may not result in the Fund receiving the maximum return on these securities due to market conditions at the time of the sales or the constraints imposed by the liquidation.  In order to properly consider all relevant factors in determining whether to vote “For” or “Against” the Liquidation Proposal, MGP and the Individual General Partners resolved to withhold their vote until the Special Meeting of Partners.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  Matters discussed included those indicated above as well as the economic and market conditions at the time of the meeting.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.

At various times subsequent to the vote to liquidate the Fund, liquidating distributions are made to the partners.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$ 2,700,000	June 4, 2009	65%
January 12, 2010	$ 1,300,000	January 15, 2010	75%
October 5, 2010	$ 900,000	October 12, 2010	50%

NOTE 2 -                  ACCOUNTING POLICIES:

The Fund measures its assets and liabilities at fair value expected in liquidation, presented at net realizable value, and reports changes in estimates when they are known.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 2 -                  ACCOUNTING POLICIES (CONTINUED):

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are recorded at fair value as determined in good faith by the Individual General Partners.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At December 31, 2010, there were no securities loaned.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting standards related to accounting for uncertainty in income taxes, which applies to all entities, including pass through entities such as the Fund, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  It is effective for all fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.  Management has concluded that there is no impact on the Fund’s financial statements as a result of these standards for the open tax years (2007-2009), or expected to be taken in the company's 2010 tax returns.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 3 -                  ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for a fiscal period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  The amount of loss carryover at December 31, 2010 was $10,110,924.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Securities and Exchange Commission’s approval of the exemptive request.  In light of the liquidation discussed in Note 1, the Fund’s final offer to repurchase Units was for the period ended June 30, 2008.  Future liquidating distributions will be determined by the Individual General Partners based on relative cash balances.

The Fund has the right to sell additional Units at the beginning of each fiscal period, but as of June 10, 2008 is no longer doing so as it is in the process of liquidating.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 4 -                  PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2008	135.2102	21.4668	1.8989	158.5759
Semi-annual adjustments of Units	16.1261	2.5604	0.2265	18.9130
Liquidating distribution	(92.0868)	(14.6199)	(1.2933)	(108.0000)
Balance, December 31, 2009	59.2495	9.4073	0.8321	69.4889
Liquidating distribution	(44.3374)	(7.0399)	(0.6227)	(52.0000)
Semi-annual adjustment of Units	43.1272	6.8470	0.6056	50.5798
Balance, June 30, 2010	58.0393	9.2144	0.8150	68.0687
Liquidating distribution	(30.6957)	(4.8734)	(0.4309)	(36.0000)
Semi-annual adjustment of Units	10.8320	1.7197	0.1521	12.7038
Balance, December 31, 2010	38.1756	6.0607	0.5362	44.7725

NOTE 5 -                  PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2010 aggregated $60,450 and $1,518,809, respectively.

NOTE 6 -                  INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 -                  RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $5,000.

NOTE 8 -                  OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will provide management and financial advisory services to companies in which the Fund invests (“covered investments”). As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  As of December 31, 2010 no amounts were due under this agreement.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 9 -                  FAIR VALUE MEASUREMENTS:

Accounting standards establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels explained below:

Level 1
Quoted prices are available in active markets for identical investments as of the reporting date.  Investments included in this category include listed equities and listed derivatives.  As required by these standards, the Fund does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and the sale could reasonably impact the quoted price.

Level 2
Pricing inputs are other than quoted market prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies.  Investments which are generally included in this category include corporate debt as well as less liquid and restricted equity securities.

Level 3
Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include interests in corporate private equity and warrants.

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy as described above as of December 31, 2010.

Description	Total	Level 1	Level 2	Level 3
Common Stocks	$ 175,543	$ -	$ 175,543	$ -
Preferred Stocks	187,375	-	-	187,375
Corporate Debt	109,771	-	-	109,771
Total	$ 472,689	$ -	$ 175,543	$ 297,146

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 9 -                  FAIR VALUE MEASUREMENTS (CONTINUED):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The Fund did not have any significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

The following table discloses a reconciliation of investments at measured fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2010.

	Total	Common Stocks	Preferred Stocks	Corporate Debt
Beginning Balance, January 1, 2010	$ 254,668	$ -	$ 254,668	$ -
Total gains (losses)	(17,972)	-	(67,293)	49,321
Purchases	60,450	-	-	60,450
Ending Balance, December 31, 2010	$ 297,146	$ 0	$ 187,375	$ 109,771

	Total	Common Stocks	Preferred Stocks	Corporate Debt
The amount of gains (losses) included in income attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$ (17,972)	$ -	$ (67,293)	$ 49,321

Gains and losses (realized and unrealized), if any, are included in the net realized gain on investments and net change in unrealized appreciation in the Statement of Operations – Liquidation Basis.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 10 -                         FINANCIAL HIGHLIGHTS:

	Year Ended December 31,
	2010	2009	2008	2007	2006
Ratio of investment expenses to average net assets1	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets	7.39%	4.94%	1.73%	1.33%	1.65%

Ratio of total expenses to average net assets	7.39%	4.94%	1.73%	1.33%	1.65%

Ratio of net income (loss) to average net assets	118.35%	18.07%	(29.37%)	(2.52%)	15.21%

Portfolio turnover rate	12.50%	1.34%	35.22%	43.06%	81.20%

1The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 8 herein.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 11 -                         RETURN ON PARTNER INVESTMENT:

At December 31, 2010, had a $25,000 investment been made at the following dates and no withdrawals were ever taken, the value would be:

Subscription Date	Value	Subscription Date	Value
January 1, 1994	$ 1,056,287	January 1, 2003	$ 276,656
January 1, 1995	965,669	July 1, 2003	211,711
July 1, 1995	855,058	January 1, 2004	148,328
January 1, 1996	713,072	July 1, 2004	137,887
July 1, 1996	538,297	January 1, 2005	123,546
January 1, 1997	509,462	July 1, 2005	133,971
July 1, 1997	482,573	January 1, 2006	121,015
January 1, 1998	428,132	July 1, 2006	114,031
July 1, 1998	438,983	January 1, 2007	106,946
January 1, 1999	486,656	July 1, 2007	101,772
July 1, 1999	449,044	January 1, 2008	111,586
January 1, 2000	292,682	July 1, 2008	129,827
July 1, 2000	250,704	January 1, 2009	146,796
January 1, 2001	256,396	July 1, 2009	141,250
July 1, 2001	224,138	January 1, 2010	115,463
January 1, 2002	224,075	July 1, 2010	29,666
July 1, 2002	255,630

NOTE 12 -                         CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of a balance held in a brokerage account with Morgan Stanley & Co. Incorporated.  The balance is secured by the Securities Investor Protection Corporation up to $500,000, including up to $250,000 for free cash balances.  Cash balances and securities in excess of these limits are covered by additional insurance maintained by the broker.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 13 -                         APPROVAL OF ADVISORY CONTRACT (UNAUDITED):

At a special meeting of the Independent General Partners of the Fund held on December 7, 2010, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the Advisory Agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the Investment Adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 13 -        APPROVAL OF ADVISORY CONTRACT (UNAUDITED) (CONTINUED):

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, the overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer effective January 1, 2006 and the liquidating distributions paid pursuant to the current liquidation.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there has been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the Advisory Agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of this agreement was in the best interest of the Fund. The Advisory Agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS – LIQUIDATION BASIS

NOTE 14 -         PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 15 -          FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

The Registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to Special Situations Fund III, L.P. at (212) 319-6670, 527 Madison Avenue, Suite 2600, New York, New York 10022, Attention:  Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report.  In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.                                Audit Committee Financial Expert.

The Registrant’s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stanley S. Binder as the audit committee financial expert.  Stanley S. Binder is an “independent” director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.                                Principal Accountant Fees and Services.

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,300 and $49,100 for 2010 and 2009, respectively.

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under “Audit Fees” above.

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,100 and $19,900 for 2010 and 2009, respectively.

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003.  All services to be performed for the Registrant by the Registrant’s accountant must be pre-approved by the audit committee.  The above referenced fees for 2010 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant’s accountant to the Registrant’s investment advisor and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for 2010 and 2009 were $39,556 and $24,985 respectively.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the “Adviser”) for those client accounts over which the Adviser has proxy voting authority.  Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

The Adviser’s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

The Adviser’s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients.  For most matters, however, the Adviser’s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote.  In such circumstances the Adviser believes that the client is best served by the Adviser’s devoting its time to investment activities on the client’s behalf.

PROXY VOTING POLICIES

The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients.  While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt.  In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue	Adviser’s Voting Policy

Routine Election of Directors	For
Issuance of Authorized Common Stock	For
Stock Repurchase Plans	For
Domestic Reincorporation	For
Director Indemnification	For
Require Shareholder Approval to Issue Preferred Stock	For
Require Shareholder Approval to Issue Golden Parachutes	For
Require Shareholder Approval of Poison Pill	For
Shareholders’ Right to Call Special Meetings	For
Shareholders’ Right to Act by Written Consent	For
Shareholder Ability to Remove Directors With or Without Cause	For
Shareholders Electing Directors to Fill Board Vacancies	For
Majority of Independent Directors	For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees	For
Anti-greenmail Charter or By-laws Amendments	For
Corporate Name Change	For
Ratification of Auditors	For
Supermajority Vote Requirement	Against
Blank Check Preferred	Against
Dual Classes of Stock	Against
Staggered or Classified Boards	Against
Fair Price Requirements	Against
Limited Terms for Directors	Against
Require Director Stock Ownership	Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options	Fact Sensitive
Adopt/Amend Stock Option Plan	Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan	Fact Sensitive
Approve Merger/Acquisition	Fact Sensitive
Spin-offs	Fact Sensitive
Corporate Restructurings	Fact Sensitive
Asset Sales	Fact Sensitive
Liquidations	Fact Sensitive
Adopt Poison Pill	Fact Sensitive
Golden Parachutes	Fact Sensitive
Executive/Director Compensation	Fact Sensitive
Social Issues	Fact Sensitive
Contested Election of Directors	Fact Sensitive
Stock Based Compensation for Directors	Fact Sensitive
Increase Authorized Shares	Fact Sensitive
Tender Offers	Fact Sensitive
Preemptive Rights	Fact Sensitive
Debt Restructuring	Fact Sensitive
Foreign Reincorporation	Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients.  The Adviser will evaluate whether to vote the proxy proposals received by the Adviser.  If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as “For” or “Against” will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as “Fact Sensitive” (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client.  In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser’s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

•
If the proposal is designated in proxy voting policies above as “For” or “Against,” the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little discretion on the part of the Adviser is involved; or

•
If the proposal is designated in the proxy voting policies above as “Fact Sensitive” (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client’s shares in accordance with the client’s instructions or (ii) take such other action as is necessary to ensure that the Adviser’s vote (including the decision whether to vote) is based on the client’s best interest and not affected by the Adviser’s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser’s proxy voting policies and procedures:

•	a copy of the proxy voting policies and procedures;
•	a copy of all proxy statements received regarding client’s securities;
•	a record of each vote the Adviser casts on behalf of a client;
•
written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client; and

•	any documents prepared by the Adviser that were material to making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser.  Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.  In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser’s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser.  In addition, information regarding how a client’s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

As of the original filing of this report on March 8, 2011, Austin Marxe, President of AWM Investment Company, Inc, (“AWM”) since 1991 and David Greenhouse, Vice-President of AWM since 1992, are primarily responsible for the day-to-day management of the registrant’s portfolio.  AWM serves as the general partner of MGP Advisers Limited Partnership (“MGP”), the registrant’s investment adviser.  Pursuant to an agreement dated June 7, 2006 by and between the registrant, MGP and AWM, MGP appointed AWM as agent and nominee, with the rights, power and authority to execute trades and transact such other business as outlined in such agreement on behalf of the registrant.  Mr. Marxe, Mr. Greenhouse and Adam Stettner are the limited partners of MGP.  Mr. Marxe also serves as an Individual General Partner of the registrant.

Mr. Marxe, Mr. Greenhouse and Mr. Stettner also serve as members of the general partners to six other Special Situations funds (the “Affiliates”) that have performance based advisory fees, with combined total assets of $ 977,187,578 as of December 31, 2010.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of a Liquidation Proposal.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.

MGP, the registrant’s investment advisor, receives a 20% performance allocation at six month periods ending June 30 and December 31.  If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.  All investment advisers of the Special Situations funds managed by Mr. Marxe, Mr. Greenhouse and Mr. Stettner receive similar 20% performance based advisory fees with loss recovery provisions.

As of December 31, 2010, Austin Marxe, David Greenhouse and Adam Stettner each own between $50,001 and $100,000 of equity securities in the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.	Submission of Matters to a Vote of Security Holders.

On March 10, 2008, the Independent General Partners approved the submission to a vote of the partners of a proposal to liquidate and dissolve the Fund (the “Liquidation Proposal”) in order to provide the Limited Partners with the opportunity to determine whether the liquidation of the Fund is a preferable alternative to its continued operation.  The reduced liquidity of the Fund operating under the Safe Harbor Amendments which limited semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increased the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date as well as the increased expense ratio as a result of various costs not decreasing in proportion to the Fund’s size, were an impetus for the Liquidation Proposal.

Other considerations included the possibility that sales of the Fund’s securities as part of the liquidation may not result in the Fund receiving the maximum return on these securities due to market conditions at the time of the sales or the constraints imposed by the liquidation.  In order to properly consider all relevant factors in determining whether to vote “For” or “Against” the Liquidation Proposal, MGP and the Individual General Partners resolved to withhold their vote until the Special Meeting of Partners.

On June 10, 2008 a Special Meeting of Partners was held whereby the requisite vote was cast in favor of the Liquidation Proposal.  Matters discussed included those indicated above as well as the economic and market conditions at the time of the meeting.  The current management will continue to operate the Fund during the liquidation process.  MGP will continue to serve as the Fund’s Investment Adviser, but will not make new investments unless considered necessary to preserve the value of existing investments as well as invest in short-term liquid securities for cash management purposes.  At various times subsequent to the vote to liquidate the Fund, liquidating distributions were made to the partners.  The following table summarizes the liquidating distributions approved and paid as of the dates indicated.

Date of IGP Meeting	Amount of Liquidating Distribution	Date of Payment	Percent of Net Assets at the Time

December 2, 2008	$24,000,000	December 8, 2008	85%
June 2, 2009	$2,700,000	June 4, 2009	65%
January 12, 2010	$1,300,000	January 15, 2010	75%
October 5, 2010	$900,000	October 12, 2010	50%

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)           NOT APPLICABLE.

(a)(2)           CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)           CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date: March 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: March 8, 2010

By:              _/s/ Rose M. Carling
Rose M. Carling, Principal Financial Officer

Date: March 8, 2010